Other Financial Expenses, net (Tables)	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Schedule of Other Financial Expenses
Other financial expenses, net consists of the following:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Bank commitment, guarantee and other fees	(1.1)	(0.8)	(2.2)	(2.1)
Foreign exchange (loss) / gain	(0.7)	1.4	(1.3)	1.5
Other financial (expenses) / income, net (1)	—	(0.3)	0.5	(4.3)
Total	(1.8)	0.3	(3.0)	(4.9)
(1) Other financial income / (expenses), net, for the six months ended June 30, 2025 include $4.4 million of financing fees related to payment settlement received from our Mexican customer.